EQUITY-BASED COMPENSATION (Tables) - Visiox Pharmaceuticals, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUMMARY OF RSUs OUTSTANDING

The following is a summary of the RSUs outstanding as of March 31, 2024:

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Unvested as of December 31, 2023	534,238	$2.16	0.92
Granted	—	—
Vested	(133,559)	—
Forfeited	—	—
Unvested as of March 31, 2024	400,679	$2.16	0.67

Restricted stock units vested and exercisable as of March 31, 2024	1,202,192	2.16	-

The following is a summary of the RSUs outstanding as of December 31, 2023:

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Outstanding as of December 31, 2022	1,068,474	$2.16	1.92
Granted	—	—
Vested	(534,236)	—
Forfeited	—	—
Outstanding as of December 31, 2023	534,238	$2.16	0.92

Restricted stock units vested and exercisable as of December 31, 2023	1,068,633	2.16	0.92

SUMMARY OF VARs ISSUED AND OUTSTANDING

The following is a summary of VARs issued and outstanding as of March 31, 2024:

				Weighted Average
		Weighted	Total	Remaining
	Number of Units	Average Exercise Price	Intrinsic Value	Contractual Life (Years)
Outstanding as of December 31, 2023	767,827	2.16	-	8.48
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of March 31, 2024	767,827	2.16	-	8.23

Value appreciation right awards vested and exercisable as of March 31, 2024	260,239	2.16	-	8.23

The following is a summary of VARs issued and outstanding as of December 31, 2023:

	Number of Units	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding as of December 31, 2022	710,824	2.16	-	9.40
Granted	57,003	2.16	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2023	767,827	2.16	-	8.48

Value appreciation right awards vested and exercisable as of December 31, 2023	236,941	2.16	-	7.20